OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Changes in net defined benefit liability (asset) [abstract]
Obligation, beginning of fiscal year	$ 22,075	$ 16,096
Service cost	14,226	13,500
Interest cost	6,798	6,478
Actuarial loss	1,296	1,694
Foreign exchange gain	(584)	(537)
Benefits paid	(16,044)	(15,156)
Obligation, end of fiscal year	$ 27,767	$ 22,075